Other current liabilities	12 Months Ended
Mar. 31, 2018
Other current liabilities
Other current liabilities

38. Other current liabilities

	March 31,
	2017	2018
Advance from customers	480,711	894,487
Lease rent equalization	3,644	2,327
Statutory liabilities	59,952	260,786
Interest Accrued on Term Loan	—	7,647
Other liabilities	70,755	80,700

Total	615,062	1,245,947

        Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings and Packages.